Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
9.	LONG-TERM DEBT
Bank of America Term Loan
In May 2019, the Company entered into a credit arrangement (the “Bank of America Credit Agreement”) with a financial institution for a term loan for
$
50,000

(the “Bank of America Term Loan”), which bore an interest rate quoted as

LIBOR + 300
B
asis Points (BPS)
. As of September 30, 2022 and December 31, 2021, the outstanding principal on the Bank of America Term Loan was $
0

and $
37,500
, respectively.
The Bank of America Credit Agreement also included a line of credit arrangement, under which the Company could borrow up to
$10,000.
The line was set to expir
e in May of 2024
and was secured by all assets of the Company. The Company did not draw on the line of credit during the three
 and nine months ended September 30, 2022 and 2021.
In connection with obtaining the Bank of America Credit Agreement in May of 2019, the Company incurred lender’s fees and related attorney’s fees of $1,108. The Company capitalized these costs and was amortizing these to interest expense over the maturity of the Bank of America Term Loan. The balance on the Bank of America Term Loan is presented in the condensed consolidated balance sheet net of the related debt issuance costs. Amortization expense related to the debt issuance costs on the Bank of America Credit Agreement was $0 and $55 for the three months ended September 30, 2022 and 2021, respectively, and $91 and $166 for the nine months ended September 30, 2022 and 2021, respectively. At June 30, 2022, the remaining unamortized Bank of America debt issuance costs of $445 were written off as a loss from extinguishment of debt in the Company’s condensed consolidated statements of income and comprehensive income upon extinguishment of the Bank of America Credit Agreement.
In connection with the Business Combination, the Company entered into a new loan agreement as described below. A portion of the funds obtained from the new agreement were used to repay the Bank of America Term Loan in full.
Truist Term Loan
On the Closing Date, the Company entered into a new loan agreement with Truist Bank (the “Credit Agreement” and with respect to the term loan within, the “Term Loan”) for $125,000. Interest on borrowings under the Credit Agreement is based on either, at the Company’s election, the Standard Overnight Financing Rate plus an applicable margin of 2.5% or 2.75% or the Base Rate plus an applicable margin of 1.5% or 1.75%. At September 30, 2022, the interest rate charged to the Company was approximately 5.6%. The Term Loam requires principal payments of approximately $1,563 in quarterly installments on the last day of each calendar quarter, commencing on September 30, 2022, with repayment of the outstanding amount of the note due on maturity, which occurs on May 26, 2027. As of September 30, 2022, the outstanding principal on the Term Loan was $123,438.

Pursuant to the Credit Agreement, BioTE Medical may borrow under the “Revolving Loans” from time to time up to the total commitment of $50,000. The Company has not drawn on the line of credit during the three and nine months ended September 30, 2022.
The Credit Agreement is secured by substantially all of the assets of the Company and is subject to, among other provisions, customary covenants regarding indebtedness, liens, negative pledges, restricted payments, certain prepayments of indebtedness, investments, fundamental changes, disposition of assets, sale and lease-back transactions, transactions with affiliates, amendments of or waivers with respect to restricted debt and permitted activities of the Company. In addition, the Credit Agreement is subject to (i) a maximum total net leverage ratio and (ii) a minimum fixed charge coverage ratio. The Company must maintain a total net leverage ratio of less than or equal to (i) 4.25:1.00, with respect to the fiscal quarter ending September 30, 2022 through and including the fiscal quarter ending March 31, 2023, (ii) 4.00:1.00, with respect to the fiscal quarter ending June 30, 2023 through and including March 31, 2024, and (iii) 3.75:1.00 thereafter. Beginning with the third fiscal quarter of 2022, the Company must not permit the Consolidated Fixed Charge Coverage Ratio to be less than 1.25:1.00. Both financial covenants are tested quarterly. The Company was in compliance with all required covenants associated with the Credit Agreement as of September 30, 2022.
In connection with obtaining the Credit Agreement in May of 2022, the Company incurred lender’s fees and related attorney’s fees of approximately $4,036. The Company capitalized these costs and is amortizing these to interest expense over the term of the Term Loan. The balance on the Term Loan is presented in the condensed consolidated balance sheet net of the related debt issuance costs. Amortization expense related to the debt issuance costs on the Credit Agreement was $203 and $301 for the three and nine months ended September 30, 2022, respectively.
The total amortization of debt issuance costs, inclusive of those related to both the Bank of America Credit Agreement and the Credit Agreement, was $203 and $55 for the three months ended September 30, 2022 and 2021, respectively, and $392 and $166 for the nine months ended September 30, 2022 and 2021, respectively.
The outstanding debt as of September 30, 2022 and December 31, 2022 is classified in the condensed consolidated balance sheets as follows:

	September 30, 2022	December 31, 2021
Term loan	$123,438	$37,500
Less: Current portion	(6,250)	(5,000)

	$117,188	$32,500
Less: Unamortized debt issuance costs	(3,737)	(537)

Term loan, net of current portion	$113,451	$31,963

Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022 (remaining three months)	$1,563
2023	6,250
2024	6,250
2025	6,250
2026	6,250
2027	96,876

$123,438

8. LONG-TERM DEBT
The Company had a note payable with an original balance of $2,600, which matured in
April
2019
, and was paid in full. The note was unsecured and did not contain restrictive covenants. The note required monthly installments of $175 and bore interest at 5.50%.
In May 2019, the Company entered into a credit arrangement with a financial institution for $50,000, which bears an interest rate quoted as LIBOR + 300 basis points. At December 31, 2021, the interest rate charged to the company was approximately 3.1%, and the average rate paid during 2021 was 3.5%. The credit arrangement matures in May of 2024. The term note is secured by a general security agreement covering all of the Company’s assets and requires principal payments of $1,250 in quarterly installments on the last day of each calendar quarter, commencing on September 30, 2019, with repayment of the outstanding amount of the note due on maturity. As of December 31, 2021 and 2020, the outstanding principal on this note payable was $37,500 and $42,500, respectively.

The credit arrangement also included a line of credit arrangement, under which the Company could borrow up to $10,000. The line expires in May of 2024 and is secured by all assets of the Company. The Company has not drawn on the line of credit during the years ended December 31, 2021 and 2020.
The credit agreement includes covenants customary for credit facilities of these types that limit the ability of the Company and its subsidiaries to, among other things, create or assume liens on assets, make certain types of investments, incur other indebtedness, merge, dissolve, or liquidate the Company, or declare dividends in excess of those needed to meet the income tax obligations of the members. The credit agreement also includes a financial covenant that requires the Company to maintain a ratio of indebtedness to trailing
12-month
EBITDA of no greater than
3.00:1
through the fiscal quarter ended June 30, 2021, and
2.50:1
thereafter, and a financial covenant that requires the Company to maintain a ratio of trailing
12-month
EBITDA, adjusted for capital expenditures, taxes, and distributions to principal and interest repayments of at least
1.25:1
in each fiscal quarter. Violation of any of these covenants is considered an event of default. If an event of default is continuing, the Company may be required to immediately repay all amount outstanding under the credit agreement, and the lender may terminate any unused lines of credit. The Company was in compliance with all required covenants associated with this term note as of December 31, 2021.
In connection with obtaining the credit arrangement in May of 2019 the Company incurred lender’s fees and related attorney’s fees of $1,108. The Company capitalized these costs and is amortizing them to interest expense over the maturity of the term loan. The debt issuance costs are presented in the consolidated balance sheet net of the related note payable. Amortization expense related to debt issuance costs was $222, $222, and $127 for the year ended December 31, 2021, 2020, and 2019 respectively.
Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022	$5,000
2023	5,000
2024	27,500

$37,500